The table below shows the result of the sensitivity test substantially for pension portfolio, considering variations in assumptions: (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Insurance Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Percentage adjustment to each assumption:	-5%
Total	R$ (202,302)
Insurance Longevity [Member]
IfrsStatementLineItems [Line Items]
Percentage adjustment to each assumption:	0.2%
Total	R$ (61,739)
Insurance Conversion To Income [Member]
IfrsStatementLineItems [Line Items]
Percentage adjustment to each assumption:	+ 5%
Total	R$ (24,215)
Short Term Portfolio Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Percentage adjustment to each assumption:	-5%
Total	R$ (13,843)
Short Term Portfolio Longevity Improvement [Member]
IfrsStatementLineItems [Line Items]
Percentage adjustment to each assumption:	0.2%
Short Term Portfolio [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 2,171